Allowance for Doubtful Accounts, Sales Returns and Discounts	12 Months Ended
Dec. 31, 2016
Allowance For Doubtful Accounts Sales Returns And Discounts [Abstract]
Allowance For Doubtful Accounts Sales Returns and Discounts [Text Block]
Note 5.	Allowance for Doubtful Accounts, Sales Returns and Discounts

The activity in the allowance for doubtful accounts, sales returns and discounts for the years ended December 31, 2014, 2015 and 2016 is as follows:

Allowance for doubtful accounts

	Balance at			Balance at
	beginning	Charges to	Amounts	end of
Period	of year	earnings	utilized	year
	(in thousands)

Year 2014	$15,359	554	(15,186)	727
Year 2015	$727	310	(262)	775
Year 2016	$775	620	-	1,395

Allowance for sales returns and discounts

	Balance at			Balance at
	beginning	Charges to	Amounts	end of
Period	of year	earnings	utilized	year
	(in thousands)

Year 2014	$929	5,168	(5,229)	868
Year 2015	$868	8,887	(8,982)	773
Year 2016	$773	10,624	(9,861)	1,536